Investments (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Investments
6. Investments

Investments consist of the following:

	As of
	March 31, 2021	December 31, 2020
Equity method investments	$179,529	$165,095
Other investments	1,179	1,178
Total investments	$180,708	$166,273

As of March 31, 2021 and December 31, 2020, the Company held investments of $180.7 million and $166.3 million, respectively, of which $175.7 million and $161.9 million were owned by noncontrolling interest holders, respectively. Future net income (loss) and cash flow from investments held by noncontrolling interest holders will not be attributable to the Company.

7. Investments

Investments consist of the following:

	As of December 31,
	2020	2019
Equity method investments	$165,095	$154,900
Other investments	1,178	4,458
Total investments	$166,273	$159,358

As of December 31, 2020 and 2019, the Company held investments of $166.3 million and $159.4 million, respectively, of which $161.9 million and $95.7 million were owned by noncontrolling interest holders, respectively. Future net income (loss) and cash flow from investments held by noncontrolling interest holders will not be attributable to the Company.

Equity method investments

The summarized financial information of the Company’s equity method investments is as follows:

	As of December 31,
	2020	2019
Total Assets	$30,860,617	$28,594,587
Total Liabilities	$2,228,078	$1,324,162
Total Equity	$28,632,539	$27,270,425

	Year Ended December 31,
	2020	2019	2018
Investment income	$71,613	$144,667	$115,640
Expenses	249,401	218,037	200,914
Net investment income (loss)	(177,788)	(73,370)	(85,274)
Net realized and unrealized gain	2,423,252	2,055,007	1,465,984
Net income	$2,245,464	$1,981,637	$1,380,710